OTHER INCOME / EXPENSE	12 Months Ended
Dec. 31, 2019
Other Income and Expenses [Abstract]
OTHER INCOME / EXPENSE

Other expense in Fiscal 2019 consisted of interest expense associated with our credit facilities, offset by other income from proceeds for an insurance claim related to our New Jersey facility (a claim that resulted from actions of a service vendor) and a gain on an accrual for a contingent liability. Other expense in Fiscal 2018 consisted of interest expense associated with our credit facilities, offset by other income related to gains on certain liabilities and a small amount of interest income.